Financial Instruments - Interest Rate Swaps (Details) - Interest Rate Swap - Cash Flow Hedging	Jun. 30, 2020 USD ($)
Derivative [Line Items]
Notional value	$ 562,500,000
Minimum
Derivative [Line Items]
Fixed interest rates	1.69%
Maximum
Derivative [Line Items]
Fixed interest rates	2.37%